TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

Amounts in $ ‘000	2025	2024
Trade receivables	41,767	41,531
Prepaid expenses	6,263	4,651
Value added tax	2,176	3,638
Other receivables	1,932	1,596
Taxes and social security	2,566	3,407
Balance at December 31	54,704	54,823